UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 01/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Core Plus Income Fund

(formerly Scudder Income Fund)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 19.7%
Consumer Discretionary 4.4%
155 East Tropicana LLC, 8.75%, 4/1/2012	50,000	49,375
Auburn Hills Trust, 12.375%, 5/1/2020	666,000	956,997
Avis Budget Car Rental LLC:
144A, 7.576% *, 5/15/2014	139,000	142,996
144A, 7.625%, 5/15/2014	279,000	283,882
144A, 7.75%, 5/15/2016	279,000	284,580
Aztar Corp., 7.875%, 6/15/2014	95,000	102,837
Cablevision Systems Corp., Series B, 9.62% *, 4/1/2009	30,000	31,725
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	1,250,000	1,318,750
8.875%, 9/15/2008	50,000	53,000
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	696,000	866,943
Comcast Corp., 6.45%, 3/15/2037	840,000	799,572
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,000,000	2,147,614
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	30,000	24,450
CSC Holdings, Inc.:
7.25%, 7/15/2008	40,000	40,450
7.875%, 12/15/2007	90,000	91,913
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	530,000	523,026
Series E, 5.21% *, 10/31/2008	1,527,000	1,534,018
Dex Media East LLC/Financial, 12.125%, 11/15/2012	201,000	227,381
EchoStar DBS Corp.:
6.625%, 10/1/2014	40,000	38,550
144A, 7.125%, 2/1/2016	969,000	945,986
Foot Locker, Inc., 8.5%, 1/15/2022	140,000	147,700
Ford Motor Co., 7.45%, 7/16/2031	10,000	7,300
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	135,000	133,312
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	115,000	128,800
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	23,375
GSC Holdings Corp., 144A, 8.0%, 10/1/2012	40,000	40,050
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	2,292,000	2,175,518
5.75%, 10/1/2017	2,108,000	1,975,400
Hertz Corp., 144A, 8.875%, 1/1/2014	785,000	834,062
INVISTA, 144A, 9.25%, 5/1/2012	1,968,000	2,100,840
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	155,000	164,300
Lear Corp.:
Series B, 5.75%, 8/1/2014	30,000	25,200
Series B, 8.11%, 5/15/2009	65,000	63,538
Liberty Media Corp.:
5.7%, 5/15/2013	35,000	32,570
8.25%, 2/1/2030	50,000	47,914
8.5%, 7/15/2029	50,000	48,540
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	60,000	62,850

Mediacom Broadband LLC, 8.5%, 10/15/2015	25,000	24,625
Mediacom LLC, 9.5%, 1/15/2013	15,000	15,338
MGM MIRAGE:
144A, 6.75%, 4/1/2013	815,000	802,775
8.375%, 2/1/2011	60,000	63,150
9.75%, 6/1/2007	65,000	67,438
Mohawk Industries, Inc., Series D, 7.2%, 4/15/2012	1,325,000	1,377,414
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	85,000	90,313
NCL Corp., 10.625%, 7/15/2014	35,000	35,350
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	70,000	71,050
PRIMEDIA, Inc.:
8.875%, 5/15/2011	35,000	33,688
10.124% *, 5/15/2010	80,000	81,800
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	120,000	131,100
Rexnord Corp., 10.125%, 12/15/2012	20,000	21,950
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	150,000	157,875
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014	40,000	39,700
TCI Communications, Inc., 8.75%, 8/1/2015	1,960,000	2,275,095
Tele-Communications, Inc.:
9.875%, 6/15/2022	475,000	607,278
10.125%, 4/15/2022	675,000	872,435
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014	30,000	28,650
Time Warner, Inc.:
7.57%, 2/1/2024	965,000	1,033,000
7.625%, 4/15/2031	2,127,000	2,302,546
TRW Automotive, Inc., 11.0%, 2/15/2013	125,000	138,125
United Auto Group, Inc., 9.625%, 3/15/2012	100,000	106,375
Viacom, Inc.:
144A, 5.75%, 4/30/2011	1,598,000	1,586,907
144A, 6.875%, 4/30/2036	1,953,000	1,924,721
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	30,000	31,350

		32,395,362
Consumer Staples 0.1%
Alliance One International, Inc., 11.0%, 5/15/2012	30,000	28,500
Birds Eye Foods, Inc., 11.875%, 11/1/2008	47,000	48,058
Delhaize America, Inc.:
8.05%, 4/15/2027	35,000	35,657
9.0%, 4/15/2031	125,000	142,661
Harry & David Holdings, Inc., 9.82% *, 3/1/2012	15,000	14,288
Swift & Co.:
10.125%, 10/1/2009	30,000	31,050
12.5%, 1/1/2010	10,000	10,000
Viskase Co., Inc., 11.5%, 6/15/2011	150,000	155,437

		465,651
Energy 1.0%
Basic Energy Services, 144A, 7.125%, 4/15/2016	416,000	410,800
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	80,000	82,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	33,163
6.375%, 6/15/2015	789,000	755,467
144A, 6.5%, 8/15/2017	35,000	33,425
6.875%, 1/15/2016	80,000	78,800
7.75%, 1/15/2015	35,000	36,138
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	100,000	90,500

144A, 8.375%, 5/1/2016	80,000	79,600
El Paso Production Holding Corp., 7.75%, 6/1/2013	70,000	72,187
Energy Transfer Partners LP:
5.65%, 8/1/2012	1,035,000	1,011,639
5.95%, 2/1/2015	810,000	791,067
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	2,133,000	1,951,288
7.5%, 2/1/2011	1,194,000	1,269,369
Frontier Oil Corp., 6.625%, 10/1/2011	90,000	89,100
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	75,000	75,000
Plains Exploration & Production Co., Series B, 8.75%, 7/1/2012	15,000	15,863
Southern Natural Gas, 8.875%, 3/15/2010	115,000	122,072
Stone Energy Corp.:
6.75%, 12/15/2014	140,000	140,700
8.25%, 12/15/2011	35,000	36,575
Williams Companies, Inc.:
8.125%, 3/15/2012	160,000	171,800
8.75%, 3/15/2032	70,000	80,675

		7,427,628
Financials 5.6%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,355,635
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	5,102,000	4,743,125
Series I, 4.875%, 5/15/2010	110,000	106,802
American International Group, Inc., 144A, 6.25%, 5/1/2036	3,235,000	3,177,999
Ashton Woods USA LLC, 9.5%, 10/1/2015	65,000	61,669
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,740,000	1,701,369
Duke Capital LLC, 4.302%, 5/18/2006	4,330,000	4,327,748
E*TRADE Financial Corp.:
7.375%, 9/15/2013	50,000	50,875
8.0%, 6/15/2011	85,000	87,763
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,154,401
ERP Operating LP, 6.95%, 3/2/2011	246,000	258,982
Ford Motor Credit Co.:
6.5%, 1/25/2007	2,533,000	2,517,321
7.25%, 10/25/2011	185,000	166,030
7.375%, 10/28/2009	320,000	295,672
7.875%, 6/15/2010	105,000	96,969
General Motors Acceptance Corp.:
6.875%, 9/15/2011	2,693,000	2,522,802
8.0%, 11/1/2031	220,000	208,607
H&E Equipment Services LLC, 12.5%, 6/15/2013	20,000	22,400
H&E Equipment/Finance, 11.125%, 6/15/2012	50,000	55,250
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	2,690,000	2,575,608
Ohio Casualty Corp., 7.3%, 6/15/2014	545,000	560,359
Poster Financial Group, Inc., 8.75%, 12/1/2011	90,000	94,950
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	105,000	116,550
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	4,655,000	4,382,208
The Goldman Sachs Group, Inc., 6.45%, 5/1/2036	3,635,000	3,591,904
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	70,000	53,900
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	40,000	39,600
UGS Corp., 10.0%, 6/1/2012	80,000	87,400
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	770,000	724,879
Universal City Development, 11.75%, 4/1/2010	105,000	115,631
Wachovia Bank NA, 5.6%, 3/15/2016	1,740,000	1,700,084

		40,954,492

Health Care 0.2%
Highmark, Inc., 144A, 6.8%, 8/15/2013	1,112,000	1,147,935
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	110,000	112,200

		1,260,135
Industrials 1.6%
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	102,000	109,905
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	1,625,192	1,676,931
Beazer Homes USA, Inc., 8.375%, 4/15/2012	50,000	52,063
Browning-Ferris Industries:
7.4%, 9/15/2035	100,000	93,500
9.25%, 5/1/2021	115,000	121,900
Case New Holland, Inc., 9.25%, 8/1/2011	110,000	116,875
Cenveo Corp., 7.875%, 12/1/2013	55,000	53,213
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	55,000	52,250
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	85,000	87,125
144A, 11.44% *, 7/1/2012	70,000	71,750
Corrections Corp. of America, 6.75%, 1/31/2014	481,000	468,975
D.R. Horton, Inc., 5.375%, 6/15/2012	2,375,000	2,265,420
DRS Technologies, Inc., 7.625%, 2/1/2018	45,000	46,181
Hexcel Corp., 6.75%, 2/1/2015	50,000	49,125
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015 (b)	1,425,000	1,310,843
6.25%, 1/15/2016	80,000	72,829
8.875%, 4/1/2012	85,000	88,825
Kansas City Southern, 9.5%, 10/1/2008	145,000	153,156
Millennium America, Inc., 9.25%, 6/15/2008	75,000	78,375
Pulte Homes, Inc., 7.875%, 8/1/2011	2,846,000	3,060,099
Ship Finance International Ltd., 8.5%, 12/15/2013	50,000	46,875
Standard Pacific Corp., 6.5%, 8/15/2010	545,000	525,925
Technical Olympic USA, Inc., 7.5%, 1/15/2015	25,000	22,375
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	70,000	76,041
Xerox Corp.:
6.4%, 3/15/2016	1,395,000	1,358,381
7.125%, 6/15/2010	74,000	76,220

		12,135,157
Information Technology 0.3%
Activant Solutions, Inc.:
10.5%, 6/15/2011	59,000	65,109
144A, 10.99% *, 4/1/2010	65,000	66,300
Advanced Micro Devices, Inc., 7.75%, 11/1/2012	30,000	31,425
L-3 Communications Corp.:
5.875%, 1/15/2015	65,000	61,100
Series B, 6.375%, 10/15/2015	35,000	33,950
7.625%, 6/15/2012	1,722,000	1,773,660
Lucent Technologies, Inc., 6.45%, 3/15/2029	200,000	177,500
Sanmina-SCI Corp., 8.125%, 3/1/2016	100,000	101,500
Unisys Corp., 7.875%, 4/1/2008	65,000	64,675

		2,375,219
Materials 0.9%
ARCO Chemical Co., 9.8%, 2/1/2020	180,000	201,600
Caraustar Industries, Inc., 9.875%, 4/1/2011	85,000	89,462
Chemtura Corp., 6.875%, 6/1/2016	1,100,000	1,096,835

Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	40,000	32,900
Dayton Superior Corp., 10.75%, 9/15/2008	35,000	36,313
Equistar Chemical Funding, 10.625%, 5/1/2011	80,000	87,200
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	80,000	81,000
GEO Specialty Chemicals, Inc., 144A, 13.479% *, 12/31/2009	207,000	180,090
Georgia-Pacific Corp., 8.0%, 1/15/2024	25,000	24,938
Glatfelter, 144A, 7.125%, 5/1/2016	193,000	193,764
Greif, Inc., 8.875%, 8/1/2012	60,000	63,600
Huntsman LLC, 11.625%, 10/15/2010	85,000	95,625
IMC Global, Inc., 10.875%, 8/1/2013	146,000	165,710
International Steel Group, Inc., 6.5%, 4/15/2014	50,000	48,937
Lyondell Chemical Co., 10.5%, 6/1/2013	20,000	22,400
Massey Energy Co.:
6.625%, 11/15/2010	714,000	719,355
144A, 6.875%, 12/15/2013	50,000	48,125
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	65,000	53,625
Newmont Mining Corp., 5.875%, 4/1/2035	1,936,000	1,747,073
Omnova Solutions, Inc., 11.25%, 6/1/2010	125,000	134,687
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	45,000	47,588
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	51,000	55,335
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	50,000	45,063
United States Steel Corp., 9.75%, 5/15/2010	90,000	97,200
Westlake Chemical Corp., 6.625%, 1/15/2016	1,066,000	1,026,025

		6,394,456
Telecommunication Services 1.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011	25,000	27,125
Anixter International, Inc., 5.95%, 3/1/2015	318,000	294,101
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	95,000	96,900
8.375%, 1/15/2014	75,000	76,687
Insight Midwest LP, 9.75%, 10/1/2009	110,000	113,300
LCI International, Inc., 7.25%, 6/15/2007	50,000	50,250
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	220,000	229,674
Nextel Partners, Inc., 8.125%, 7/1/2011	60,000	62,850
Qwest Corp., 7.25%, 9/15/2025	75,000	74,719
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	43,000	41,173
SBC Communications, Inc., 6.25%, 3/15/2011	4,245,000	4,354,967
Securus Technologies, Inc., 11.0%, 9/1/2011	30,000	25,800
Verizon Maryland, Inc., 8.3%, 8/1/2031	2,145,000	2,359,867

		7,807,413
Utilities 4.5%
AES Corp., 144A, 8.75%, 5/15/2013	210,000	227,325
Allegheny Energy Supply Co., LLC:
7.8%, 3/15/2011	467,000	493,852
144A, 8.25%, 4/15/2012	931,000	1,012,462
CC Funding Trust I, 6.9%, 2/16/2007	3,358,000	3,391,812
CMS Energy Corp., 8.5%, 4/15/2011	155,000	166,431
Commonwealth Edison Co., 5.9%, 3/15/2036	1,490,000	1,384,670
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,730,000	1,621,643
5.0%, 2/15/2012	3,605,000	3,450,695
DPL, Inc., 6.875%, 9/1/2011	37,000	38,656
Entergy Louisiana LLC, 6.3%, 9/1/2035	625,000	576,209

FPL Energy National Wind, 144A, 5.608%, 3/10/2024	1,919,768	1,831,190
MidAmerican Energy Holdings Co., 144A, 6.125%, 4/1/2036	3,085,000	2,942,815
Mirant North America LLC, 144A, 7.375%, 12/31/2013	40,000	40,150
Nevada Power Co., 144A, 6.65%, 4/1/2036	698,000	672,991
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,801,519
NRG Energy, Inc.:
7.25%, 2/1/2014	295,000	296,475
7.375%, 2/1/2016	360,000	363,150
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	180,000	198,000
Sierra Pacific Power Co., 144A, 6.0%, 5/15/2016	725,000	702,240
Sierra Pacific Resources, 6.75%, 8/15/2017	20,000	19,850
TXU Corp., 7.48%, 1/1/2017	2,226,000	2,253,892
TXU Energy Co., 7.0%, 3/15/2013	1,485,000	1,537,976
Xcel Energy, Inc., 7.0%, 12/1/2010	5,440,000	5,707,284

		32,731,287

Total Corporate Bonds (Cost $148,449,430)		143,946,800
Foreign Bonds - US$ Denominated 5.6%
Consumer Discretionary 0.0%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	114,000	122,550
Shaw Communications, Inc., 8.25%, 4/11/2010	35,000	36,969

		159,519
Energy 0.3%
OAO Gazprom, 144A, 9.625%, 3/1/2013	1,521,000	1,798,583
Secunda International Ltd., 13.068% *, 9/1/2012	35,000	36,925

		1,835,508
Financials 2.6%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,627,488
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	590,000	595,900
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	100,000	117,500
Doral Financial Corp., 5.91% *, 7/20/2007	120,000	114,599
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	6,400,000	6,215,910
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	3,905,000	4,145,548
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,386,000	2,659,808
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	360,000	336,911
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	2,025,000	2,054,273
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	1,165,000	1,183,694

		19,051,631
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	100,000	101,000
Industrials 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	542,000	582,650
10.25%, 6/15/2007	165,000	171,600
12.5%, 6/15/2012	150,000	166,125
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	95,000	110,319
Stena AB, 9.625%, 12/1/2012	45,000	48,487

		1,079,181
Materials 0.4%
Cascades, Inc., 7.25%, 2/15/2013	95,000	90,012
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	2,682,000	2,529,754

ISPAT Inland ULC, 9.75%, 4/1/2014		90,000	101,250
Novelis, Inc., 144A, 7.25%, 2/15/2015		60,000	58,200
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012		522,000	496,428

			3,275,644
Sovereign Bonds 1.5%
Aries Vermogensverwaltung GmbH, Series C REG S, 9.6%, 10/25/2014		750,000	935,010
Dominican Republic:
Series REG S, 8.625%, 4/20/2027		400,000	412,000
Series REG S, 9.04%, 1/23/2018		288,582	314,554
Federative Republic of Brazil:
8.25%, 1/20/2034		610,000	663,375
8.875%, 10/14/2019		45,000	51,863
12.25%, 3/6/2030		390,000	583,440
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		330,000	343,893
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		890,000	336,420
Zero Coupon, 12/15/2035		2,076,943	209,771
4.889% *, 8/3/2012 (PIK)		70,000	57,491
8.28%, 12/31/2033 (PIK)		228,695	227,552
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015		200,000	216,000
Republic of Peru, 7.35%, 7/21/2025		1,210,000	1,196,690
Republic of Philippines:
9.375%, 1/18/2017		170,000	197,837
10.625%, 3/16/2025		300,000	387,750
Republic of Turkey, 7.25%, 3/15/2015		15,000	15,563
Republic of Venezuela, 10.75%, 9/19/2013		240,000	298,200
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		180,000	195,030
State of Qatar, Series REG S, 9.75%, 6/15/2030		960,000	1,363,200
United Mexican States:
5.625%, 1/15/2017		62,000	59,334
8.3%, 8/15/2031		2,140,000	2,541,250

			10,606,223
Telecommunication Services 0.7%
Embratel, Series B, 11.0%, 12/15/2008		43,000	47,408
Intelsat Subsidiary Holding Co., Ltd., 9.614% *, 1/15/2012		40,000	40,600
Millicom International Cellular SA, 10.0%, 12/1/2013		30,000	33,450
Mobifon Holdings BV, 12.5%, 7/31/2010		315,000	356,737
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016		461,000	477,135
Stratos Global Corp., 144A, 9.875%, 2/15/2013		65,000	65,244
Telecom Italia Capital:
4.0%, 1/15/2010		320,000	301,327
4.95%, 9/30/2014		1,625,000	1,487,466
5.25%, 11/15/2013		2,220,000	2,093,380

			4,902,747

Total Foreign Bonds - US$ Denominated (Cost $41,609,856)			41,011,453
Foreign Bonds - Non US$ Denominated 1.9%
Financials 0.2%
European Investment Bank, 10.0%, 1/28/2011	TRY	1,500,000	1,093,951
Sovereign Bonds 1.7%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009	EUR	250,000	352,175
Government of Indonesia, Series FR-26, 11.0%, 10/15/2014	IDR	5,671,000,000	619,711

Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,650,000	737,856
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	25,940,000	2,174,108
Series MI-10, 8.0%, 12/19/2013	MXN	88,200,000	7,724,622
Series MI-10, 9.5%, 12/18/2014	MXN	4,660,000	444,716
Republic of Argentina:
Zero Coupon, 12/15/2035	ARS	5,845,697	172,567
5.83%, 12/31/2033, (PIK)	ARS	1,250,000	493,299

			12,719,054

Total Foreign Bonds - Non US$ Denominated (Cost $13,135,487)			13,813,005
Asset Backed 6.4%
Automobile Receivables 0.4%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009		195,106	194,965
"A4", Series 2002-2, 4.3%, 3/15/2010		718,966	717,482
"B", Series 2002-2, 4.67%, 3/15/2010		1,218,556	1,204,406
"B", Series 2002-1, 5.37%, 1/15/2010		744,256	741,220

			2,858,073
Home Equity Loans 6.0%
Aegis Asset Backed Securities Trust:
"N1", Series 2005-5N, 144A, 4.5%, 12/25/2023		2,154,752	2,129,035
"N1", Series 2005-3N, 144A, 4.75%, 8/25/2035		1,168,042	1,162,347
Bayview Financial Acquisition Trust, "AF1", Series 2005-D, 5.45%, 12/28/2035		4,906,474	4,883,474
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-FR1, 144A, 5.0%, 6/25/2035		1,338,038	1,332,417
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035		5,100,000	5,010,502
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035		123,387	122,302
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033		248,505	250,784
Credit-Based Asset Servicing and Securities, "AF2", Series 2004-CB8, 4.134%, 12/25/2035		3,650,000	3,599,753
Encore Credit Receivables NIM Trust, "NOTE", Series 2005-4, 144A, 4.5%, 1/25/2036		1,964,343	1,940,204
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030		1,113,745	1,122,538
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036		2,582,042	2,571,715
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035		1,204,108	1,198,925
Ownit Mortgage Loan Asset-Backed Certificates, "AF1", Series 2006-1, 5.424%, 12/25/2036		3,250,801	3,232,841
Park Place Securities NIM Trust:
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035		608,580	607,064
"A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035		1,707,508	1,675,432
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035		1,360,000	1,328,708
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032		3,486,989	3,475,917
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031		1,500,729	1,500,555
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036		6,772,000	6,607,138

			43,751,651

Total Asset Backed (Cost $47,149,048)			46,609,724
		Shares	Value ($)

Preferred Stocks 1.4%
Arch Capital Group Ltd., 8.0%		13,089	340,724
Axis Capital Holdings Ltd., Series B, 7.5%		5,071	506,783
Dresdner Funding Trust I, 144A, 8.151%		1,445,000	1,649,563
Farm Credit Bank of Texas, Series 1, 7.561%		792,000	830,634

Markel Capital Trust I, Series B, 8.71%	383,000	398,597
MUFG Capital Finance 1 Ltd. 6.346%	4,950,000	4,850,337
ZFS Finance USA Trust II, 144A, 6.45%	1,500,000	1,412,911

Total Preferred Stocks (Cost $10,314,911)		9,989,549

	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $60,219)	70,000	56,000

	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp., Series AI, 9.75%, 144A, (PIK) (Cost $28,000)	4	28,100

	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 5.8%
Federal Home Loan Mortgage Corp., 6.0%, 8/1/2035	3,105,453	3,062,318
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 10/1/2033	9,906,241	9,113,351
5.0%, with various maturities from 4/1/2025 until 3/1/2034	15,537,799	14,794,191
5.5%, with various maturities from 7/1/2023 until 1/1/2025	5,726,565	5,611,394
6.5%, with various maturities from 9/1/2016 until 3/1/2036	8,654,082	8,820,084
8.0%, 9/1/2015	780,594	828,722

Total US Government Agency Sponsored Pass-Throughs (Cost $43,651,133)		42,230,060
Commercial and Non-Agency Mortgage-Backed Securities 25.1%
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	5,120,000	4,893,868
Banc of America Mortgage Securities:
"2A8", Series 2003-J, 4.199% *, 11/25/2033	3,610,000	3,520,499
"2A6", Series 2004-G, 4.657%, 8/25/2034	7,930,000	7,755,982
Bear Stearns Adjustable Rate Mortgage Trust:
"2A3", Series 2005-4, 4.45%, 8/25/2035	2,590,000	2,495,732
"A1", Series 2006-1, 4.625%, 2/25/2036	8,459,368	8,212,501
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.278% *, 12/25/2035	5,785,404	5,681,349
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,774,838	2,762,797
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	1,360,000	1,274,018
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7%, 3/25/2036	4,873,528	4,757,782
"1A1", Series 2006-AR1, 4.9%, 10/25/2035	1,749,458	1,719,655
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	3,701,091	3,762,392
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	4,920,000	4,882,992
"1A5", Series 2003-J1, 5.25%, 10/25/2033	2,777,005	2,738,750
"1A1", Series 2004-J1, 6.0%, 2/25/2034	477,671	474,523
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,291,349	1,272,383
"A1", Series 2004-35T2, 6.0%, 2/25/2035	3,174,476	3,175,057

Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	1,677,038	1,670,545
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	6,932,686	6,893,690
GS Mortgage Securities Corp. II:
"A4", Series 2005-GG4, 4.761%, 7/10/2039	5,255,000	4,905,288
"C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,357,896
GSR Mortgage Loan Trust:
"4A5", Series 2005-AR6, 4.554% *, 9/25/2035	3,705,000	3,567,226
"2A4", Series 2006-AR1, 5.201% *, 1/25/2036	5,145,000	5,059,106
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2005-LDP5, 5.346% *, 12/15/2044	6,325,000	6,115,173
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.773%, 4/25/2036	4,085,000	4,048,317
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	3,310,000	3,240,514
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	7,403,509	7,321,922
"3A1", Series 2004-5, 6.5%, 6/25/2034	768,380	775,344
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,190,844	1,194,063
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033	3,016,603	2,902,539
"8A1", Series 2003-6, 5.5%, 7/25/2033	3,007,917	2,899,822
Merrill Lynch Mortgage Investors, Inc., "1A1", Series 2006-A1, 5.94%, 3/25/2036	4,735,000	4,753,530
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	3,178,748	3,221,606
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	4,542,320	4,452,895
Structured Adjustable Rate Mortgage Loan Trust:
"9A1", Series 2005-18, 5.25%, 9/25/2035	2,978,440	2,948,098
"2A1", Series 2006-1, 5.664% *, 2/25/2036	3,376,097	3,355,065
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	1,023,616	963,799
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	6,855,000	6,542,916
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.16%, 10/20/2035	6,010,629	5,902,966
Washington Mutual:
"A6", Series 2004-AR5, 3.849% *, 6/25/2034	4,070,000	3,888,138
"A6", Series 2003-AR11, 3.985%, 10/25/2033	3,385,000	3,271,290
"A7, Series 2004-AR9, 4.172% *, 8/25/2034	3,681,000	3,539,558
"1A1", Series 2006-AR2, 5.332% *, 3/25/2037	5,048,101	5,015,367
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.499% *, 6/25/2035	840,000	799,892
"2A14", Series 2005-AR10, 4.109% *, 6/25/2035	3,420,000	3,302,154
"B1", Series 2005-AR12, 4.325% *, 7/25/2035	3,510,966	3,372,323
"2A5", Series 2006-AR2, 5.095% *, 3/25/2036	11,528,327	11,366,194
"2A5", Series 2006-AR1, 5.57% *, 3/25/2036	3,340,000	3,322,398

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $186,755,348)		183,349,914
Collateralized Mortgage Obligations 17.2%
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	1,340,171	1,332,581
"1A1", Series 2004-W15, 6.0%, 8/25/2044	3,348,105	3,340,361
Federal Home Loan Mortgage Corp.:
"BG", Series 2869, 5.0%, 7/15/2033	815,000	764,184
"EG", Series 2836, 5.0%, 12/15/2032	8,025,000	7,532,897
"JD", Series 2778, 5.0%, 12/15/2032	8,098,000	7,612,198
"JG", Series 2937, 5.0%, 8/15/2033	7,240,000	6,806,010
"KD", Series 2915, 5.0%, 9/15/2033	3,266,000	3,054,665
"ND", Series 3036, 5.0%, 5/15/2034	3,343,000	3,113,250
"OG", Series 2889, 5.0%, 5/15/2033	7,102,000	6,668,896
"PD", Series 2844, 5.0%, 12/15/2032	8,030,000	7,536,325
"PE", Series 2721, 5.0%, 1/15/2023	345,000	326,042
"PE", Series 2898, 5.0%, 5/15/2033	3,440,000	3,218,520

"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,355,277
"QE", Series 2991, 5.0%, 8/15/2034	5,609,000	5,225,753
"TK", Series 2693, 5.0%, 8/15/2027	5,412,000	5,321,554
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	5,773,866
"UE", Series 2911, 5.0%, 6/15/2033	3,585,000	3,349,503
"XD", Series 2941, 5.0%, 5/15/2033	5,962,000	5,562,468
"CH", Series 2390, 5.5%, 12/15/2016	2,272,000	2,245,861
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,007,633
"B", Series 1997-M5, 6.65%, 8/25/2007	1,208,039	1,214,528
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,034,924
"PE", Series 2005-44, 5.0%, 7/25/2033	1,350,000	1,256,860
"QD", Series 2005-29, 5.0%, 8/25/2033	2,485,000	2,315,095
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	1,987,622
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,713,855
"QC", Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,238,131
"VD", Series 2002-56, 6.0%, 4/25/2020	369,859	370,181
"ZQ", Series G92-9, 7.0%, 12/25/2021	1,163,016	1,174,402
Government National Mortgage Association, "GD", Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,663,045

Total Collateralized Mortgage Obligations (Cost $130,295,964)		126,116,487
Municipal Bonds and Notes 5.4%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	1,909,625
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (c)	3,000,000	2,979,090
Hoboken, NJ, General Obligation, Series B, 5.33%, 2/1/2018 (c)	5,130,000	4,956,965
Illinois, State General Obligation, 4.95%, 6/1/2023	5,275,000	4,819,346
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,471,920
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	395,327
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	2,928,000
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,791,269
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)	1,890,000	1,788,110
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,890,000	3,838,107
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,057,116
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,486,816
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,238,747
West Valley City, UT, Municipal Building Authority, Lease Revenue, Special Obligation Crossover, 7.67%, 5/1/2006	2,150,000	2,150,452

Total Municipal Bonds and Notes (Cost $41,574,277)		39,810,890
US Treasury Obligations 7.9%
US Treasury Bonds:
5.375%, 2/15/2031	75,000	76,125
6.0%, 2/15/2026 (b)	24,762,000	26,822,273
6.25%, 8/15/2023	15,000	16,577
6.875%, 8/15/2025	1,508,000	1,789,690
7.25%, 5/15/2016	6,823,000	7,951,995
US Treasury Notes:
2.875%, 11/30/2006	96,000	94,860
3.625%, 1/15/2010	200,000	191,406
4.25%, 8/15/2013	1,040,000	992,103
4.25%, 11/15/2014	439,000	414,975
4.375%, 11/15/2008	457,000	451,484

4.5%, 11/15/2010	19,571,000	19,244,556

Total US Treasury Obligations (Cost $60,817,900)		58,046,044
	Shares	Value ($)

Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 4.82% (d) (e) (Cost $11,376,000)	11,376,000	11,376,000
Cash Equivalents 3.0%
Cash Management QP Trust, 4.78% (f) (Cost $21,806,881)	21,806,881	21,806,881
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 757,024,454)	100.9	738,190,907
Other Assets and Liabilities, Net	(0.9)	(6,850,966)

Net Assets	100.0	731,339,941

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

(a) Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2006 amounted to $11,131,327 which is 1.5% of net assets.
(c)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.7
Financial Guaranty Insurance Company	0.3
Financial Security Assurance, Inc.	1.4
MBIA Corp.	1.6

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending.
(f) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of April 30, 2006, the Fund had the following open forward foreign currency exchange contracts:

Unrealized
		Settlement	Appreciation
Contracts to Deliver	In Exchange For	Date	(US $)

USD	8,188,606	SEK	60,870,000	7/28/2006	143,032
USD	3,731,334	EUR	3,000,000	7/28/2006	74,688
USD	7,817,058	JPY	886,900,000	7/28/2006	69,894
USD	3,961,803	EUR	3,170,000	7/28/2006	59,894
EUR	2,920,901	CAD	4,110,000	7/28/2006	53,057
USD	1,444,393	BRL	3,130,000	7/28/2006	18,287
USD	3,957,930	MYR	14,300,000	7/28/2006	1,940
MXN	20,660,000	USD	1,855,718	7/28/2006	634
Total unrealized appreciation					421,426

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
GBP	2,175,000	USD	3,886,562	7/28/2006	(84,751)
EUR	2,920,901	CAD	4,110,000	7/28/2006	(74,128)
MXN	83,000,000	USD	7,389,272	7/28/2006	(63,385)
EUR	1,500,000	USD	1,871,130	7/28/2006	(31,881)
CAD	4,110,000	USD	3,658,862	7/28/2006	(25,738)
USD	596,055	COP	1,390,000,000	7/28/2006	(13,225)
SGD	3,100,000	USD	1,959,545	7/28/2006	(9,384)
EUR	230,000	USD	286,702	7/28/2006	(5,093)
TRY	1,410,000	USD	1,043,224	7/28/2006	(3,822)
USD	501,675	TRY	674,000	7/28/2006	(1,172)
Total unrealized depreciation					(312,579)

Currency Abbreviations
ARS Argentine Peso	JPY Japanese Yen
BRL Brazilian Real	MXN Mexican Peso
CAD Canadian Dollar	MYR Malaysian Ringgit
COP Colombian Peso	SEK Swedish Krona
EUR Euro	SGD Singapore Dollar
GBP Great British Pound	TRY New Turkish Lira
IDR Indonesian Rupiah	USD United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006